PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Key Management Personnel's Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Base salary and directors fees	$ 12	$ 11	$ 11
Short-term performance-related bonus	13	9	16
Post-employment benefits	1	1	1
Fair value of long-term incentives	$ 14	$ 9	$ 7